Restructuring (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Summary of restructuring costs associated with the cost reduction initiative
Restructuring costs (adjustments) associated with the cost reduction initiatives for the years ended December 31, consisted of the following (in thousands), all of which were associated with the EMEA region in the Technical Services segment:

	2014	2013	2012
Severance and benefit costs	$(65)	$(91)	$3,102
Lease termination costs	(53)	—	136
Other restructuring costs	—	—	339
Total	$(118)	$(91)	$3,577

Summary of activity related to reserves associated with the remaining cost reduction initiative
The activity related to reserves associated with the cost reduction initiatives for the year ended December 31, 2014, is as follows (in thousands):

	Reserve at December 31, 2013	Charges (Adjustments)	Cash (payments) refunds	Foreign currency adjustments	Reserve at December 31, 2014
2010 Initiative
Severance and benefit costs	$330	$(55)	$53	$(35)	$293
Lease termination costs	24	(22)		(2)	—
Other restructuring costs	1	—	(1)	—	—
2012 Initiative
Severance and benefit costs	2	(10)	10	—	2
Lease termination costs	34	(31)	—	(3)	—
Other restructuring costs	—	—	—	—	—
Total	$391	$(118)	$62	$(40)	$295
The activity related to reserves associated with the cost reduction initiatives for the year ended December 31, 2013, is as follows (in thousands):

	Reserve at December 31, 2012	Charges (Adjustments)	Cash (payments) refunds	Foreign currency adjustments	Reserve at December 31, 2013
2010 Initiative
Severance and benefit costs	$436	$—	$(113)	$7	$330
Lease termination costs	24	—	(1)	1	24
Other restructuring costs	19	—	(18)	—	1
2012 Initiative
Severance and benefit costs	1,533	(91)	(1,421)	(19)	2
Lease termination costs	76	—	(42)	—	34
Other restructuring costs	33	—	(33)	—	—
Total	$2,121	$(91)	$(1,628)	$(11)	$391